SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2025
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 13 –SHAREHOLDERS’ EQUITY

Ordinary Shares

On April 19, 2024, the company’s shareholders held a general meeting and passed a resolution on share consolidation at a ratio of five-for-one , effective on June 21, 2024. The related number of shares, shares authorized, shares issued and outstanding and earnings per share presented on the Company’s consolidated financial statements were retroactively adjusted to reflect the share consolidation. Our authorized share capital is US$41,916,750.50, divided into 5,000,000,000 Class A ordinary shares of par value of US$0.00833335 each, 20,000,000 Class B ordinary shares of par value of US$0.00833335 each, and 10,000,000 preferred shares of par value of US$0.00833335 each. All of our issued and outstanding Ordinary Shares are fully paid and non-assessable. Certificates representing the Ordinary Shares are issued in registered form.

In December 2024, the Company issued 69,995,661 Class A ordinary shares as consideration for the acquisition of AI Solutions and Insurance Business.

On March 20, 2025, the Company issued 1,072,500 Class A ordinary to Zhijiu Holdings Limited for stock-based compensation.

In April 2025, the Company issued 47,500,000 Class A ordinary shares as consideration for the acquisition of YX Management Company Limited.

In June 2025, the Company issued 16,663,427 Class A ordinary shares as consideration for the acquisition of HM Management Company Limited.

Underwriter Warrants

In connection with the Company’s IPO, the Company also agreed to issue to the underwriters and to register herein warrants to purchase up to a total of 300,000 ordinary shares of the Company (equal to 6% of the total number of Ordinary Shares sold in the IPO).

These warrants have warrant term of five years, with an exercise price of $5.50 per share (equal to 110% of the Company’s IPO offering price of $5.00 per share).

The warrants are exercisable at any time, and from time to time, in whole or in part, commencing July 10, 2021 and expiring on January 10, 2026. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of September 30, 2025 and 2024, 300,000 underwriter warrants were issued and outstanding (none of the warrants has been exercised as of the date).

Statutory Reserve

WFOE, VIEs and VIEs’s subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the voluntary surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2025 and September 30, 2024, the balance of statutory reserve was $3,451,261 and $3,266,081, respectively.

Stock-based compensation

Pursuant to the 2024 Equity Incentive Plan (the “Incentive Plan”) approved by the Board of Directors, a registration statement on Form S-8 was filed on April 11, 2024, covering 5,362,500 ordinary shares with a par value of $0.00166667 per share.

During the year ended September 30, 2025, the Company granted 1,072,500 fully vested ordinary shares at a purchase price of $0.00833335 per share to certain employees under the Incentive Plan. The shares were irrevocably allocated to the employees and are held by an independent custodian solely in an administrative capacity on behalf of the employees.